Issued but not yet Effective International Financial Reporting Standards	12 Months Ended
Dec. 31, 2018
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Issued but not yet Effective International Financial Reporting Standards
2.3	ISSUED BUT NOT YET EFFECTIVE INTERNATIONAL FINANCIAL REPORTING STANDARDS

The Group has not applied the following new and revised IFRSs, that have been issued but are not yet effective, in these financial statements.

Amendments to IFRS 3	Definition of a Business[2]
Amendments to IFRS 9	Prepayment Features with Negative Compensation[1]
Amendments to IFRS 10	Sale or Contribution of Assets between an Investor and its Associate
and IAS 28	or Joint Venture[4]
IFRS 16	Leases[1]
IFRS 17	Insurance Contracts[3]
Amendments to IAS 1 and IAS 8	Definition of Material[2]
Amendments to IAS 19	Plan Amendment, Curtailment or Settlement[1]
Amendments to IAS 28	Long-term Interests in Associates and Joint Ventures[1]
IFRIC 23	Uncertainty over Income Tax Treatments[1]
Annual Improvements	Amendments to IFRS 3, IFRS 11, IAS 12 and IAS 23[1]
2015-2017 Cycle

[1]	Effective for annual periods beginning on or after January 1, 2019
[2]	Effective for annual periods beginning on or after January 1, 2020
[3]	Effective for annual periods beginning on or after January 1, 2021
[4]	No mandatory effective date yet determined but available for adoption

Further information about these IFRSs that are expected to be applicable to the Group is described below:

Amendments to IFRS 3 clarify and provide additional guidance on the definition of a business. The amendments clarify that for an integrated set of activities and assets to be considered a business, it must include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output. A business can exist without including all of the inputs and processes needed to create outputs. The amendments remove the assessment of whether market participants are capable of acquiring the business and continue to produce outputs. Instead, the focus is on whether acquired inputs and acquired substantive processes together significantly contribute to the ability to create outputs. The amendments have also narrowed the definition of outputs to focus on goods or services provided to customers, investment income or other income from ordinary activities. Furthermore, the amendments provide guidance to assess whether an acquired process is substantive and introduce an optional fair value concentration test to permit a simplified assessment of whether an acquired set of activities and assets is not a business. The Group expects to adopt the amendments prospectively from January 1, 2020.

Amendments to IFRS 10 and IAS 28 address an inconsistency between the requirements in IFRS 10 and in IAS 28 in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The amendments require a full recognition of a gain or loss when the sale or contribution of assets between an investor and its associate or joint venture constitutes a business. For a transaction involving assets that do not constitute a business, a gain or loss resulting from the transaction is recognized in the investor’s profit or loss only to the extent of the unrelated investor’s interest in that associate or joint venture. The amendments are to be applied prospectively. The IASB has deferred the effective date of these amendments indefinitely, but an entity that early adopts the amendments must apply them prospectively. The Group will apply these amendments when they become effective.

IFRS 16 was issued in January 2016 and it replaces IAS 17 Leases, IFRIC 4Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. IFRS 16 sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for all leases under a single on-balance sheet model similar to the accounting for finance leases under IAS 17. The standard includes two recognition exemptions for lessees – leases of ‘low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

Lessor accounting under IFRS 16 is substantially unchanged from today’s accounting under IAS 17. Lessors will continue to classify all leases using the same classification principle as in IAS 17 and distinguish between two types of leases: operating and finance leases.

IFRS 16, which is effective for annual periods beginning on or after January 1, 2019, requires lessees and lessors to make more extensive disclosures than under IAS 17.

Transition to IFRS 16

The Group plans to adopt the transitional provisions in IFRS 16 to recognize the cumulative effect of initial adoption as an adjustment to the opening balance of retained earnings at January 1, 2019 and will not restate the comparatives. In addition, the Group plans to apply the new requirements to contracts that were previously identified as leases applying IAS 17 and measure the lease liability at the present value of the remaining lease payments, discounted using the Group’s incremental borrowing rate at the date of initial application. The right-of-use asset will be measured differently between lease contracts related to aircraft and other assets.

For lease contracts related to aircraft, the right-of-use asset will be recognized at its carrying amount as if the standard had been applied since the commencement date, but discounted using the lessee’s incremental borrowing rate at the date of initial application; For lease contracts related to other assets, the right-of-use asset will be recognized at the amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments relating to the lease recognized in the statement of financial position immediately before the date of initial application.

The Group plans to use the exemptions allowed by the standard on lease contracts whose lease terms end within 12 months as of the date of initial application. During 2018, the Group has assessed the impact of the adoption of IFRS 16 and is currently in the process of completing the analysis. The adoption of this standard will have a significant impact on the consolidated statement of financial position as the new standard will require all leases with durations greater than twelve months to be recognized on the balance sheet.

Amendments to IAS 1 and IAS 8 provide a new definition of material. The new definition states that information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements. The amendments clarify that materiality will depend on the nature or magnitude of information. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users. The Group expects to adopt the amendments prospectively from January 1, 2020. The amendments are not expected to have any significant impact on the Group’s financial statements.

Amendments to IAS 28 clarify that the scope exclusion of IFRS 9 only includes interests in an associate or joint venture to which the equity method is applied and does not include long-term interests that in substance form part of the net investment in the associate or joint venture, to which the equity method has not been applied. Therefore, an entity applies IFRS 9, rather than IAS 28, including the impairment requirements under IFRS 9, in accounting for such long-term interests. IAS 28 is then applied to the net investment, which includes the long-term interests, only in the context of recognizing losses of an associate or joint venture and impairment of the net investment in the associate or joint venture. The Group expects to adopt the amendments on January 1, 2019 and will assess its business model for such long-term interests based on the facts and circumstances that exist on January 1, 2019 using the transitional requirements in the amendments. The Group also intends to apply the relief from restating comparative information for prior periods upon adoption of the amendments.

IFRIC 23, issued in June 2017, addresses the accounting for income taxes (current and deferred) when tax treatments involve uncertainty that affects the application of IAS 12 (often referred to as “uncertain tax positions”). The interpretation does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The interpretation specifically addresses (i) whether an entity considers uncertain tax treatments separately; (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities; (iii) how an entity determines taxable profits or tax losses, tax bases, unused tax losses, unused tax credits and tax rates; and (iv) how an entity considers changes in facts and circumstances. The interpretation is to be applied retrospectively, either fully retrospectively without the use of hindsight or retrospectively with the cumulative effect of application as an adjustment to the opening equity at the date of initial application, without the restatement of comparative information. The Group expects to adopt the interpretation from January 1, 2019. The interpretation is not expected to have any significant impact on the Group’s financial statements.